Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Financial assets (liabilities) measured at fair value
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Financial assets (liabilities) measured at fair value	73	$ 448
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Financial assets (liabilities) measured at fair value	(21,995)
Contingent consideration	(21,705)
Derivatives instruments [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Financial assets (liabilities) measured at fair value
Derivatives instruments [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Financial assets (liabilities) measured at fair value	73
Contingent consideration [member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Contingent consideration	$ (21,995)